FORWARD FUNDS

Supplement dated July 14, 2014

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward

Tactical Enhanced Fund (“No-Load Summary Prospectus”), Summary Prospectus for Class A,

Class C and Advisor Class Shares of the Forward Tactical Enhanced Fund (“Load Summary Prospectus”),

Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), and Forward

Funds Class A, Class B, Class C and Advisor Class Prospectus (“Load Prospectus”)

each dated May 1, 2014, as supplemented

The following information applies to the Forward Tactical Enhanced Fund (the “Fund”) only:

Effective August 1, 2014, Forward Management has agreed to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class, Class A, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.74%, 1.39%, 1.89%, 2.34% and 1.44%, respectively. Accordingly, effective August 1, 2014, the following changes shall be made:

The “Annual Fund Operating Expenses” table and the “Examples” table in the Fund’s “Fund Summary” section in the No-Load Summary Prospectus and the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	1.15%	1.15%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.39%	0.29%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses(1)	1.82%	1.47%
Fee Waiver and/or Expense Reimbursement(2)	-0.05%	-0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.77%	1.42%

(1)	Restated to reflect current expenses of the Fund.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.74% and 1.39%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$180	$145
3 Years	$567	$460
5 Years	$980	$798
10 Years	$2,130	$1,751

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The “Annual Fund Operating Expenses” table and the “Examples” tables in the Fund’s “Fund Summary” section in the Load Summary Prospectus and the Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fee	1.15%	1.15%	1.15%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Other Expenses	0.44%	0.49%	0.34%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses(1)	1.97%	2.42%	1.52%
Fee Waiver and/or Expense Reimbursement(2)	-0.05%	-0.05%	-0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.92%	2.37%	1.47%

(1)	Restated to reflect current expenses of the Fund.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class A, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.89%, 2.34% and 1.44%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class
1 Year	$759	$340	$150
3 Years	$1,153	$750	$475
5 Years	$1,571	$1,285	$824
10 Years	$2,732	$2,749	$1,806

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class
1 Year	$759	$240	$150
3 Years	$1,153	$750	$475
5 Years	$1,571	$1,285	$824
10 Years	$2,732	$2,749	$1,806

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The last paragraph on page 148 of the No-Load Prospectus and the last paragraph on page 145 of the Load Prospectus shall be deleted in their entirety.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP TE EXP 07142014

FORWARD FUNDS

Supplement dated July 14, 2014

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2014, as supplemented

The following information applies to the Forward Tactical Enhanced Fund (the “Fund”) only:

Effective August 1, 2014, Forward Management has agreed to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class, Class A, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.74%, 1.39%, 1.89%, 2.34% and 1.44%, respectively. Accordingly, effective August 1, 2014, the following changes shall be made:

The following information concerning the expense limitation agreement with the Fund is hereby added to the table on pages 20-22 of the SAI:

Fund	Class	End Date	Expense Limit
Forward Tactical Enhanced Fund	Class A	April 30, 2015	1.89%
Forward Tactical Enhanced Fund	Class C	April 30, 2015	2.34%
Forward Tactical Enhanced Fund	Advisor Class	April 30, 2015	1.44%
Forward Tactical Enhanced Fund	Investor Class	April 30, 2015	1.74%
Forward Tactical Enhanced Fund	Institutional Class	April 30, 2015	1.39%

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP TE EXP SAI 07142014